INVESTMENT IN SILVERBACK - Disclosure of detailed information about subsidiary (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of associates [line items]
Current assets	$ 9,566,371	$ 6,529,674
Non-current assets	121,322,867	106,093,680
Total assets	130,889,238	112,623,354
Total liabilities	(12,328,079)	(12,071,931)
Silverback Ltd. ("Silverback") [Member]
Disclosure of associates [line items]
Current assets	221,654	239,682
Non-current assets	0	260,962
Total assets	221,654	500,644
Total liabilities	(60,148)	(57,500)
Revenue from stream interest	1,214,220	1,163,324
Depletion	(195,008)	(197,856)
Net income and comprehensive income for the period	$ 946,090	$ 905,468